Condensed Consolidated Statements of Operations and Comprehensive (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenue:
Product revenues	$ 274	$ 298	$ 1,323	$ 765	$ 914	$ 1,029
License and royalty revenues	46	193	110	641	834	711
Total net revenues	320	491	1,433	1,406	1,748	1,740
Cost of goods sold	154	175	626	423	549	898
Gross margin	166	316	807	983	1,199	842
Operating expenses:
Research and development	226	178	582	521	781	867
Depreciation and amortization	53	54	159	164	217	223
Selling, general and administrative	974	765	2,551	2,177	2,870	3,069
Total operating expenses	1,253	997	3,292	2,862	3,868	4,159
Loss from operations	(1,087)	(681)	(2,485)	(1,879)	(2,669)	(3,317)
Change in fair value of warrant liability	2,287	$ 3,428	2,099	$ (4,007)	(4,277)	5,020
Warrant modification expense	(1,761)		(1,761)
Interest expense	(9)	$ (65)	(30)	$ (277)	$ (483)	(351)
Gain on sale of equipment						3
Other income (expense)	(11)	41	24	36	$ 58	(33)
Net income (loss)	(581)	2,723	$ (2,153)	(6,127)	(7,371)	1,322
Other comprehensive loss, foreign currency translation adjustments	1	1		(1)	(2)	(2)
Total comprehensive income (loss)	$ (580)	$ 2,724	$ (2,153)	$ (6,128)	$ (7,373)	$ 1,320
Net income (loss) per common share, basic	$ (0.02)	$ 0.11	$ (0.07)	$ (0.27)	$ (0.31)	$ 0.08
Weighted average common shares outstanding, basic	32,622,377	25,238,412	31,366,292	23,094,457	23,817,184	15,624,999
Net loss per common share, diluted	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.27)	$ (0.31)	$ (0.18)
Weighted average common shares outstanding, diluted	32,622,377	33,491,189	31,366,292	23,094,457	23,817,184	20,760,410